Fair Value Measurements (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Fair Value Assets And Liabilities Measured on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis consisted of the following:

		Fair Value Measurements at September 29, 2012
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$315	$315	$—	$—
Marketable securities:
Equity security	6,029	6,029	—	—
Mutual funds	6,995	6,995	—	—

Total	$13,339	$13,339	$—	$—

Liabilities:
Deferred compensation liabilities	$32,082	$32,082	$—	$—
Contingent consideration	86,368	—	—	86,368

Total	$118,450	$32,082	$—	$86,368

		Fair Value Measurements at September 24, 2011
	Carrying Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds	$314	$314	$—	$—

Total	$314	$314	$—	$—

Liabilities:
Deferred compensation liabilities	$17,168	$17,168	$—	$—
Contingent consideration	103,790	—	—	103,790

Total	$120,958	$17,168	$—	$103,790

The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of June 30, 2012 and December 31, 2011 (in thousands):

	Fair Value Measurements at June 30, 2012
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$92,704	$—	$92,704
Marketable securities
Equity securities	7,110	—	—	7,110
Municipal securities	—	277,628	—	277,628
Municipal securities	6,586	—	—	6,586

Total marketable securities	13,696	277,628	—	291,324

Total assets at fair value	$13,696	$370,332	$—	$384,028

Liabilities:
Deferred compensation plan liabilities	$6,586	$—	$—	$6,586

Total liabilities at fair value	$6,586	$—	$—	$6,586

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheets
Assets:
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities:
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

The following table presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis (as described above) as of December 31, 2011 and 2010 (in thousands):

	Fair Value Measurements at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$28,364	$—	$28,364
Marketable securities
Equity securities	9,174	—	—	9,174
Municipal securities	—	271,852	—	271,852
Mutual funds	6,055	—	—	6,055

Total marketable securities	15,229	271,852	—	287,081

Total assets at fair value	$15,229	$300,216	$—	$315,445

Liabilities
Deferred compensation plan liabilities	$6,055	$—	$—	$6,055

Total liabilities at fair value	$6,055	$—	$—	$6,055

	Fair Value Measurements at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value in the Consolidated Balance Sheet
Assets
Cash equivalents	$—	$1,211	$—	$1,211
Marketable securities
Equity securities	52,130	—	—	52,130
Treasury securities	—	7,891	—	7,891
Municipal securities	—	366,300	—	366,300
Corporate obligations	—	3,644	—	3,644

Total marketable securities	52,130	377,835	—	429,965
Deferred compensation plan assets	—	6,298	—	6,298

Total assets at fair value	$52,130	$385,344	$—	$437,474

Liabilities
Deferred compensation plan liabilities	$—	$6,246	$—	$6,246

Total liabilities at fair value	$—	$6,246	$—	$6,246

Changes in Fair Value of Recurring Fair Value Measurements, Consisting of Contingent Consideration Liabilities, Using Significant Unobservable Inputs (Level 3)

Changes in the fair value of recurring fair value measurements, which solely consisted of contingent consideration liabilities, using significant unobservable inputs (Level 3) during the years ended September 29, 2012 and September 24, 2011 were as follows:

	2012	2011
Beginning balance	$103,790	$29,500
Contingent consideration liabilities recorded at fair value at acquisition	—	86,600
Fair value adjustments	38,466	(8,016)
Payments made	(55,888)	(4,294)

Ending balance	$86,368	$103,790

Schedule of Estimated Fair Value of Intangible Assets, Goodwill and Cost-Method Equity Investment Measured on Nonrecurring Basis

The following chart depicts the level of inputs within the fair value hierarchy used to estimate the fair value of equipment, intangible assets, goodwill and cost-method equity investments measured on a nonrecurring basis for which the Company recorded impairment charges:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Fiscal 2012:
Equipment	$—			$—	$(6,452)
Goodwill	—			—	(5,826)

					$(12,278)

Fiscal 2011:
Cost-method equity investments	$345			$345	$(2,445)

Fiscal 2010:
Intangible assets	$24,290			$24,290	$(143,467)
Goodwill	5,826			5,826	(76,723)
Cost-method equity investment	—			—	(1,100)

					$(221,290)

Estimated Fair Values of Convertible Notes

The estimated fair values of the Company’s Convertible Notes as of September 29, 2012 and September 24, 2011 are as follows:

	2012	2011
2007 Notes	$771,600	$1,200,000
2010 Notes	505,600	468,700
2012 Notes	490,700	—

	$1,767,900	$1,668,700

Activity Between and Within Levels of the Fair Value Hierarchy

The following roll-forward summarizes the activity for the year ended December 31, 2010 (in thousands):

Level 3 contingent consideration liability as of December 31, 2009	$17,994
Payment of milestone	(10,000)
Gain on contingent consideration	(7,994)

Level 3 contingent consideration liability as of December 31, 2010	$—

Assets And Liabilities Held for Sale

Assets and liabilities held for sale are reflected in the Company’s consolidated balance sheets under the captions “Other current assets” and “Other accrued expenses.” The Company has the following assets and liabilities held for sale as of June 30, 2012 (in thousands):

Assets
Cash	$338
Receivables and inventory	1,281
Other current assets	228
Property, plant and equipment, net	960
Purchased intangibles, net	634
Other assets	33

Total assets held for sale	$3,474

Liabilities
Other accrued expenses	$964

Net assets held for sale	$2,510